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American Funds Money Market Fund
333 South Hope Street
Los Angeles, California 90071-1406

February 6, 2009

Document Control
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Funds Money Market Fund

Dear Sir or Madam:

On behalf of American Funds Money Market Fund (the “fund”), we hereby file Form N-1A under the Investment Company Act of 1940 and the Securities Act of 1933.

A Form N-8A has been filed for the fund and the fund’s CIK number is 0001454975. If you have any questions about the enclosed, please contact me at (213) 615-4024.

Sincerely,

/s/ Michael J. Triessl

Michael J. Triessl

Enclosure